Average Recorded Investment and Interest Income Recognized on Impaired Loans (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Financing Receivable, Impaired [Line Items]
Average Recorded Investment	$ 1,050,662
Interest Income Recognized	19,984
Covered Under Loss Sharing Agreements With F D I C [Member]
Financing Receivable, Impaired [Line Items]
Average Recorded Investment	38,399
Interest Income Recognized	1,013
Non Covered Loans [Member]
Financing Receivable, Impaired [Line Items]
Average Recorded Investment		1,539,163
Interest Income Recognized		21,847
Non Covered Loans [Member] | Commercial real estate
Financing Receivable, Impaired [Line Items]
Average Recorded Investment	365,236	385,720
Interest Income Recognized	3,951	7,014
Non Covered Loans [Member] | Commercial And Industrial Loans [Member]
Financing Receivable, Impaired [Line Items]
Average Recorded Investment	145,088	214,271
Interest Income Recognized	2,188	2,790
Non Covered Loans [Member] | Construction
Financing Receivable, Impaired [Line Items]
Average Recorded Investment	176,788	702,524
Interest Income Recognized	207	2,626
Non Covered Loans [Member] | Mortgages
Financing Receivable, Impaired [Line Items]
Average Recorded Investment	252,045	236,648
Interest Income Recognized	12,625	9,417
Non Covered Loans [Member] | Leasing
Financing Receivable, Impaired [Line Items]
Average Recorded Investment	3,052
Interest Income Recognized	0
Non Covered Loans [Member] | Consumer Loan [Member]
Financing Receivable, Impaired [Line Items]
Average Recorded Investment	70,054
Interest Income Recognized	0
PUERTO RICO
Financing Receivable, Impaired [Line Items]
Average Recorded Investment	752,079
Interest Income Recognized	17,048
PUERTO RICO | Covered Under Loss Sharing Agreements With F D I C [Member]
Financing Receivable, Impaired [Line Items]
Average Recorded Investment	38,399
Interest Income Recognized	1,013
PUERTO RICO | Non Covered Loans [Member]
Financing Receivable, Impaired [Line Items]
Average Recorded Investment		999,321
Interest Income Recognized		13,719
PUERTO RICO | Non Covered Loans [Member] | Commercial real estate
Financing Receivable, Impaired [Line Items]
Average Recorded Investment	248,834	255,283
Interest Income Recognized	2,931	5,753
PUERTO RICO | Non Covered Loans [Member] | Commercial And Industrial Loans [Member]
Financing Receivable, Impaired [Line Items]
Average Recorded Investment	108,002	158,376
Interest Income Recognized	1,468	2,601
PUERTO RICO | Non Covered Loans [Member] | Construction
Financing Receivable, Impaired [Line Items]
Average Recorded Investment	57,723	507,166
Interest Income Recognized	49	1,626
PUERTO RICO | Non Covered Loans [Member] | Mortgages
Financing Receivable, Impaired [Line Items]
Average Recorded Investment	227,278	78,496
Interest Income Recognized	11,587	3,739
PUERTO RICO | Non Covered Loans [Member] | Leasing
Financing Receivable, Impaired [Line Items]
Average Recorded Investment	3,052
Interest Income Recognized	0
PUERTO RICO | Non Covered Loans [Member] | Consumer Loan [Member]
Financing Receivable, Impaired [Line Items]
Average Recorded Investment	68,791
Interest Income Recognized	0
UNITED STATES
Financing Receivable, Impaired [Line Items]
Average Recorded Investment	298,583
Interest Income Recognized	2,936
UNITED STATES | Covered Under Loss Sharing Agreements With F D I C [Member]
Financing Receivable, Impaired [Line Items]
Average Recorded Investment	0
Interest Income Recognized	0
UNITED STATES | Non Covered Loans [Member]
Financing Receivable, Impaired [Line Items]
Average Recorded Investment		539,842
Interest Income Recognized		8,128
UNITED STATES | Non Covered Loans [Member] | Commercial real estate
Financing Receivable, Impaired [Line Items]
Average Recorded Investment	116,402	130,437
Interest Income Recognized	1,020	1,261
UNITED STATES | Non Covered Loans [Member] | Commercial And Industrial Loans [Member]
Financing Receivable, Impaired [Line Items]
Average Recorded Investment	37,086	55,895
Interest Income Recognized	720	189
UNITED STATES | Non Covered Loans [Member] | Construction
Financing Receivable, Impaired [Line Items]
Average Recorded Investment	119,065	195,358
Interest Income Recognized	158	1,000
UNITED STATES | Non Covered Loans [Member] | Mortgages
Financing Receivable, Impaired [Line Items]
Average Recorded Investment	24,767	158,152
Interest Income Recognized	1,038	5,678
UNITED STATES | Non Covered Loans [Member] | Leasing
Financing Receivable, Impaired [Line Items]
Average Recorded Investment	0
Interest Income Recognized	0
UNITED STATES | Non Covered Loans [Member] | Consumer Loan [Member]
Financing Receivable, Impaired [Line Items]
Average Recorded Investment	1,263
Interest Income Recognized	$ 0